Operating Leases (Details Narrative)	12 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 CAD ($)
Sub lease income	$ 254,902	$ 60,482	$ 0
Gain on extinguishment of debt	1,459,787
Net of loss on disposal of the ROU asset	212,777
Financial guarantee liability	$ 182,200